Prepayments, Accrued Income and Other Receivables - Summary of Prepayments, Accrued Income and Other Receivables Explanatory (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments - manufacturing and clinical	£ 1,598	£ 2,177
Prepayments - other	1,551	1,625
Accrued income	5	4
VAT	998	813
Other receivables	9	9
Prepayments, accrued income and other receivables	£ 4,161	£ 4,628